Share-based payments - Expenses relation to Options (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Share-based payments
Total recorded expenses	$ 3,751	$ 3,761	$ 2,276
Complex vesting conditional upon listing
Share-based payments
Expenses in relation to the options with a fulfilled non-market performance condition		930	130
Total recorded expenses		$ 930	$ 130